Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 29, 2017	Jul. 30, 2016	Jul. 29, 2017	Jul. 30, 2016	Oct. 29, 2016	Oct. 31, 2015	Oct. 31, 2014
Income Statement [Abstract]
Net sales	$ 595,602	$ 528,238	$ 1,583,855	$ 1,381,247	$ 1,925,999	$ 1,735,081	$ 1,721,116
Cost of sales	517,597	464,285	1,385,485	1,223,635	1,696,068	1,553,127	1,557,877
Gross profit	78,005	63,953	198,370	157,612	229,931	181,954	163,239
Operating expenses:
Selling, general and administrative	40,576	35,481	139,678	97,901	139,771	102,309	111,820
Research and development costs	1,199	1,330	3,360	3,763	4,815	5,106	8,275
Restructuring	2,279	57	3,479	2,807	3,521	3,869	3,376
Amortization of intangible assets	5,109	2,505	10,417	6,948	9,423	8,586	8,790
Total operating expenses	49,163	39,373	156,934	111,419	157,530	119,870	132,261
Operating income	28,842	24,580	41,436	46,193	72,401	62,084	30,978
Interest expense	4,560	7,364	15,453	20,828	29,158	27,272	26,195
Loss on early extinguishment of debt			11,920
Income (loss) before provision (benefit) for income taxes	24,282	17,216	14,063	25,365	43,243	34,812	4,783
Provision (benefit) for income taxes	9,091	4,136	5,362	7,254	13,050	11,935	3,295
Net income (loss)	$ 15,191	$ 13,080	$ 8,701	$ 18,111	$ 30,193	$ 22,877	$ 1,488
Income (loss) per common share:
Basic	$ 0.24	$ 0.26	$ 0.15	$ 0.35	$ 0.59	$ 0.43	$ 0.03
Diluted	0.23	$ 0.25	0.14	$ 0.35	$ 0.58	$ 0.43	$ 0.03
Dividends declared per common share	$ 0.05		$ 0.10